Provision for Loan Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses beginning balance	$ 2,208,708	$ 1,330,784
Charge-offs	(91,812)	(642,178)
Write-off in loans sold to a related party		(535,095)
Provisions	4,650,887	2,166,110
Foreign currency translation adjustment	(341,476)	(110,913)
Provision for loan losses ending balance	6,426,307	2,208,708
Ending balance: individually evaluated for impairment	5,020,771	807,647
Ending balance: collectively evaluated for impairment	1,405,536	1,401,061
Business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses beginning balance	1,053,579	466,921
Charge-offs	(91,812)	(642,178)
Write-off in loans sold to a related party		(32,109)
Provisions	3,492,322	1,311,620
Foreign currency translation adjustment	(215,956)	(50,675)
Provision for loan losses ending balance	4,238,133	1,053,579
Ending balance: individually evaluated for impairment	3,728,072	642,051
Ending balance: collectively evaluated for impairment	510,061	411,528
Personal loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses beginning balance	1,155,129	863,863
Charge-offs
Write-off in loans sold to a related party		(502,986)
Provisions	1,158,565	854,490
Foreign currency translation adjustment	(125,520)	(60,238)
Provision for loan losses ending balance	2,188,174	1,155,129
Ending balance: individually evaluated for impairment	1,292,699	165,596
Ending balance: collectively evaluated for impairment	$ 895,475	$ 989,533